Condensed Financial Information of the Parent Company (Details) - Parent Company [Member]	12 Months Ended
Mar. 31, 2026
Condensed Financial Information of the Parent Company [Line Items]
Percentage of after tax profit	10.00%
Registered capital percentage	50.00%
Net assets percentage	25.00%